13F-HR
				6/30/01

					0000791214
    				g$caw8qs

					NONE
		1

    					E. Dorney
     				203-761-9600

					erin@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 June 30, 2001

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut            July 11, 2001


Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	96

Form 13F Information Table Value Total:	$265,068,000

List of Other Included Managers:		None


Name of Issuer          Class         Cusip     Value (x$1000)  Shares
Abercrombie & Fitch     common        002896207             2226   50000
Actrade Financial       common        00507p102              187    7900
AdvancePCS              common        00790K109             6373   99500
Advent Software         common        007974108             1905   30000
American Eagle          common        02553E106             1762   50000
Americredit             common        03060R101            10359  199400
Ameripath               common        03071D109              220    7500
Anchor Gaming           common        033037102              407    6300
Apollo Group            common        037604105             1698   40000
Aremissoft              common        040026106              219   13500
BEI Technologies        common        05538p104             2034   75300
Beazer Homes            common        07556q105             3974   62600
Bed Bath & Beyond       common        075896100             2340   75000
C I S C O               common        17275R102              504   27687
CSG Systems             common        126349109             1703   30000
Catapult                common        149016107             1096   48700
Cato                    common        149205106              113    6300
Cephalon                common        156708109             1081   15331
Chico's Fas             common        168615102             3304  111050
Christopher & Banks     common        171046105             4981  152800
Cintas                  common        172908105              812   17548
Citigroup               common        172967101              962   18205
Coldwater Creek         common        193068103               99    3800
Columbia Sportswear     common        198516106             2295   45000
Concord EFS             common        206197105             2656   51070
D&K Healthcare Resourcescommon        232861104             1282   34800
Dell Computer           common        247025109              640   24465
Direct Focus            common        254931108             3800   80000
Doral Financial         common        25811p100             4802  140000
EBAY                    common        278642103             7171  104700
Eaton Vance             common        278265103             1046   30055
Electronic Arts         common        285512109              616   10640
Emcor                   common        29084q100             3145   87000
Engineered Support      common        292866100             3233   82500
Expedia                 common        302125109            12745  273500
Exxon Mobil             common        30231G102              988   11311
Fair Isaac              common        303250104             2318   37500
General Electric        common        369604103              960   19691
Genesco                 common        371532102             4153  123600
Genzyme                 common        372917104             2768   45380
Guest Supply            common        401630108              132    5200
Henry Schein            common        806407102             3253   81200
Hot Topic               common        441339108              196    6300
Hovnanian               common        442487203             4389  302500
IDEC Pharmaceuticals    common        449370105             5077   75000
Intel                   common        458140100              896   30634
Intl Game Technology    common        459902102             7373  117500
Jones Apparel           common        480074103             1296   30000
LNR Property            common        501940100              350   10000
Labranche               common        505447102              218    7500
Landstar                common        515098101              429    6300
Lennar                  common        526057104             1251   30000
Mercury Computer        common        589378108             1014   23000
Meritage                common        59001a102             2134   46400
Metro One               common        59163f105            17139  264200
Microsoft               common        594918104             1487   20367
Moody's                 common        615369105             1554   46400
NCO                     common        628858102              195    6300
Nvidia                  common        67066G104             8236   88800
Oracle                  common        68389X105              573   30175
PEC Solutions           common        705107100             2763  125000
PPL                     common        69351t106             1925   35000
Peoplesoft              common        712713106             1723   35000
Pfizer                  common        717081103              836   20869
Pharm Prod Dev          common        717124101             3185  104400
Pixelworks              common        72581M107             2488   69600
Polo Ralph Lauren       common        731572103              684   26500
Precision Castparts     common        740189105             2084   55700
Public Service          common        744499104             2794   87000
Quest Diagnostics       common        74834L100             6048   80800
RSA Security            common        749719100              808   26119
Rudolph Tech            common        781270103              268    5700
Ryland Group            common        783764103             2009   39700
SBS Technolgies         common        78387p103              178    9400
Schuler Homes           common        808188106              542   40000
Serologicals            common        817523103              335   15700
Shuffle Master          common        825549108            10248  488000
Skechers                common        830566105             4870  166600
Specialty Labs          common        84749r100             6192  163600
Standard Pacific        common        85375c101              363   15700
Sun Microsystems        common        866810104              575   36598
Surmodics               common        868873100             4092   69600
Symantec                common        871503108              992   22700
Symmetricom             common        871543104              277   18900
TRC                     common        872625108             2330   58000
Taro Pharmaceutical     common        M8737E108            14439  164900
Timberland              common        887100105              533   13488
Total System Service    common        891906109             1704   60000
Travelocity             common        893953109             8384  273100
US Physical Therapy     common        90337l108             5828  364950
Ultratech Stepper       common        904034105              482   18800
Vitesse Semi Conductor  common        928497106              278   13236
Webb (Del E.)           common        947423109              317    8200
Wet Seal                common        961840105             3679  106300
Woodward Governor       common        980745103            10257  121600
XTO Energy              common        98385X106              391   27223